Consolidated Interim Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Cash flow from operations	$ 5,396	$ 6,832
Interest on loans and borrowings paid	(509)	(397)
Cash received on settlement of derivatives, net	283	124
Payments related to the Brumadinho event	(288)	(400)
Payments related to de-characterization of dams	(162)	(251)
Interest on participative shareholders' debentures paid	(131)	(149)
Income taxes (including settlement program) paid	(1,064)	(972)
Net cash generated by operating activities	3,525	4,787
Cash flow from investing activities:
Acquisition of property, plant and equipment and intangible assets	(2,423)	(2,723)
Payments related to the Samarco dam failure	(1,152)	(191)
Cash received from disposal of investments, net		2,610
Dividends received from associates and joint ventures	80	42
Short-term investment, net	133	(16)
Other investing activities, net	(8)	(1)
Net cash used in investing activities	(3,370)	(279)
Cash flow from financing activities:
Loans and borrowings from third parties	3,287	1,960
Payments of loans and borrowings to third parties	(970)	(592)
Payments of leasing	(63)	(85)
Dividends and interest on capital paid to Vale S.A.’s shareholders	(1,979)	(2,328)
Shares buyback program		(389)
Net cash generated by (used in) financing activities	275	(1,434)
Net increase in cash and cash equivalents	430	3,074
Cash and cash equivalents in the beginning of the period	4,953	3,609
Effect of exchange rate changes on cash and cash equivalents	246	(204)
Effect of transfer the Energy Assets to non-current assets held for sale	(115)
Cash and cash equivalents at end of the period	$ 5,514	$ 6,479